Short-term and Long-term Investments - Summary of Estimated Fair Value of Available-for-Sale Investments Classified by Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Amortized Cost And Fair Value Debt Securities [Abstract]
Due within one year	$ 136,672
After one year through two years	81,109
Aggregate Fair Value	$ 217,781